Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Transaction costs	$ 1	[1]	$ 30	[1]	$ 22	[1]
Integration costs	405	[2]	725	[2]	1,001	[2]
Restructuring charges:
Employee termination costs	997	[3]	1,794	[3]	1,062	[3]
Asset impairments	328	[3]	256	[3]	869	[3]
Exit costs	149	[3]	125	[3]	191	[3]
Restructuring charges and certain acquisition-related costs	1,880	[3]	2,930	[3]	3,145	[3]
Additional depreciation-asset restructuring recorded in our condensed consolidated statements of income as follows:
Additional depreciation - asset restructuring	583	[4]	1,235	[4]	781	[4]
Implementation costs recorded in our condensed consolidated statements of income as follows:
Implementation costs	392	[5]	347	[5]	0	[5]
Total costs associated with acquisitions and cost-reduction/ productivity initiatives	2,855		4,512		3,926
Cost of Sales [Member]
Additional depreciation-asset restructuring recorded in our condensed consolidated statements of income as follows:
Additional depreciation - asset restructuring	267	[4]	555	[4]	520	[4]
Implementation costs recorded in our condensed consolidated statements of income as follows:
Implementation costs	31	[5]	250	[5]		[5]
Selling Informational And Administrative Expenses [Member]
Additional depreciation-asset restructuring recorded in our condensed consolidated statements of income as follows:
Additional depreciation - asset restructuring	20	[4]	75	[4]	227	[4]
Implementation costs recorded in our condensed consolidated statements of income as follows:
Implementation costs	129	[5]	25	[5]		[5]
Research and Development Expenses [Member]
Additional depreciation-asset restructuring recorded in our condensed consolidated statements of income as follows:
Additional depreciation - asset restructuring	296	[4]	605	[4]	34	[4]
Implementation costs recorded in our condensed consolidated statements of income as follows:
Implementation costs	$ 232	[5]	$ 72	[5]	$ 0	[5]

[1]	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.
[2]	Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.
[3]	From the beginning of our cost-reduction and transformation initiatives in 2005 through December 31, 2012, Employee termination costs represent the expected reduction of the workforce by approximately 62,200 employees, mainly in manufacturing, sales and research, of which approximately 51,700 employees have been terminated as of December 31, 2012. In 2012, substantially all employee termination costs represent additional costs with respect to approximately 4,800 employees.The restructuring charges in 2012 are associated with the following:•Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($175 million), Established Products and Emerging Markets operating segment ($125 million), Animal Health operating segment ($59 million), Consumer Healthcare operating segment ($45 million), research and development operations ($6 million income), manufacturing operations ($265 million) and Corporate ($516 million).The restructuring charges in 2011 are associated with the following:•Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health operating segment ($45 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($287 million) and Corporate ($422 million).The restructuring charges in 2010 are associated with the following:•Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health operating segment ($34 million), Consumer Healthcare operating segment ($12 million), research and development operations ($297 million), manufacturing operations ($1.1 billion) and Corporate ($350 million).
[4]	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
[5]	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.